LOANS, NET (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Loans, Net [Abstract]
Commercial loans	S/ 58,455,548	S/ 54,133,871
Residential mortgage loans	15,452,087	14,495,454
Micro-business loans	13,927,557	12,951,628
Consumer loans	11,929,722	12,518,436
Total	S/ 99,764,914	S/ 94,099,389